SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 7:-	SHARE-BASED COMPENSATION

a.	Options granted:

A summary of option balances as of June 30, 2023 (unaudited), and changes during the six months then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of December 31, 2022	14,080,996	$5.24	6.00	$19,724

Granted	11,784	$4.75		-
Exercised	(289,851)	$0.80		$786
Forfeited	(191,460)	$5.36		$114
Expired	(67,235)	$7.66		-

Outstanding as of June 30, 2023	13,544,234	$5.33	5.45	$12,079

Exercisable as of June 30, 2023	9,954,056	$5.20	5.33	$10,692

b.	RSUs granted:

A summary of RSUs activity for the six months ended June 30, 2023 (unaudited), is as follows:

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2022	7,308,579	$5.95
Granted	960,622	$4.06
Vested	(661,280)	$5.99
Forfeited	(285,596)	$5.43
Unvested as of June 30, 2023	7,322,325	$5.72

c.	Share-based compensation expenses:

The total share-based compensation expenses related to all of the Company’s equity-based awards, which include options and RSUs recognized in the Company’s consolidated statements of operations for the six months ended June 30, 2023, and 2022, are as follows:

	Six Months Ended June 30,
	2023	2022
	(Unaudited)
Cost of revenues	$181	$76
Research and development	6,926	5,380
Sales and marketing	682	1,367
General and administrative	2,654	2,342
	$10,443	$9,165

As of June 30, 2023, unrecognized compensation cost related to share options and RSUs was $42,363, which is expected to be recognized over a weighted average period of 2.55 years.